PRIVATE PLACEMENT (Details) - Private Placement - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of Warrants	4,450,000	4,450,000
Price of warrants	$ 2.00	$ 2.00
Aggregate purchase price	$ 8,900,000	$ 8,900,000
Number of shares per warrant	1	1
Exercise price of warrants	$ 11.50	$ 11.50